Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 11 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date the consolidated financial statements were issued. Based upon this review, except as noted in Note 1, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
Subsequent Events
The Company has evaluated events occurring subsequent to December 31, 2022 through March 28, 2023, the date the consolidated financial statements were available to be issued. The Company has identified:
Closing of the Business Combination
On February 8, 2023 (the “Closing Date”), AMCI, consummated the previously announced Business Combination (refer to Note 1) pursuant to the terms of the Agreement and Plan of Merger (the “Closing”), dated as of March 8, 2022 (as amended on December 7, 2022, the Merger Agreement), by and among the Merger Sub (AMCI, AMCI Merger Sub, Inc., a Delaware corporation) and LanzaTech NZ, Inc. Pursuant to the Merger Agreement, on the Closing Date, (i) AMCI changed its name to “LanzaTech Global, Inc.” (New LanzaTech), and (ii) Merger Sub merged with and into LanzaTech NZ, Inc., with LanzaTech NZ, Inc. as the surviving company in the Business Combination. After giving effect to such Business Combination, LanzaTech NZ, Inc. became a wholly owned subsidiary of New LanzaTech.
The Business Combination will be accounted for as a reverse recapitalization. LanzaTech is deemed the accounting predecessor and New LanzaTech is the successor SEC registrant. Under this method of accounting, AMCI is treated as the acquired company for financial statement reporting purposes. Accordingly, the consolidated balance sheets and results of operations of LanzaTech will become the historical financial statements of New LanzaTech, and AMCI’s assets, liabilities and results of operations will be consolidated with LanzaTech’s beginning on the acquisition date. The net assets of LanzaTech will be recognized at carrying value, with no goodwill or other intangible assets recorded.
The Company is still evaluating all of the accounting impacts of the Closing of the Business Combination, and will account for them in its consolidated financials for the period ended March 31, 2023.
Forward Purchase Agreement
On February 3, 2023, AMCI, LanzaTech NZ, Inc. and ACM ARRT H LLC (the "Seller") entered into an agreement (the "Forward Purchase Agreement") for an over-the-counter equity prepaid forward transaction (the “Forward Purchase Transaction”). Pursuant to the terms of the Forward Purchase Agreement, the Seller can purchase up to 10,000,000 Class A common shares, par value $0.0001 per share, of AMCI before the Closing from holders of AMCI's common shares (other than AMCI), including from holders who have previously elected to redeem their AMCI's common shares (the “Recycled Shares”). As of the Closing Date, the Seller obtained 5,916,514 Recycled Shares on the open market for approximately $10.16 per share (“Redemption Price”), and such purchase price of $60.1 million was funded by the use of proceeds from the Business Combination deposited in a trust account, as a prepayment (“Prepayment Amount”) for the Forward Purchase Agreement redemption at the end of three years (“Maturity Date”). The Seller has the right at the end of three years to return the shares and keep the Prepayment Amount plus the fees described below, or may, at the Seller’s sole discretion, to partially or fully terminate this transaction over the course of the three year term by returning cash in an amount equal to the number of shares terminated from time to time (“Terminated Shares”) multiplied by the Redemption Price, which price may be reduced in the case of certain dilutive events (“Reset Price”).
At the end of the three-year term, New LanzaTech is obligated to pay the Seller an amount equal to the product of (1) 7,500,000 less (b) the number of Terminated Shares multiplied by (2) $2.00 (the “Maturity Consideration”). In addition to the Prepayment Amount and the Maturity Consideration, on the Maturity Date, New LanzaTech shall pay to the Seller an amount equal to the product of (x) 500,000 and (y) the Redemption Price, totaling $5.1 million (the “Share Consideration”).
In addition, the Seller may request, at its sole discretion, warrants of New LanzaTech exercisable for shares in an amount equal to 10,000,000 less the number of Recycled Shares (“Shortfall Warrants”). The Shortfall Warrants warrants have an exercise price equal to the Reset Price. The form of the Shortfall Warrants shall be agreed upon by LanzaTech, AMCI and the Seller within 45 days of the executed Forward Purchase Agreement. The Seller has requested 4,083,486 Shortfall Warrants based on the number of Recycled Shares purchased. In connection with the Forward Purchase Agreement, the Seller assigned its rights, duties and obligations with respect to a portion of the shares purchased under the Forward Purchase Agreement to Vellar Opportunity Fund SPV LLC - Series 10.